Schedule II Supplementary Insurance Information (Detail) - USD ($) $ in Thousands		6 Months Ended		12 Months Ended
		Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015		Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012
Supplementary Insurance Information, by Segment [Line Items]
Deferred acquisition costs				$ 134,374		$ 118,319		$ 104,002
Deferred sales inducements				21,148		19,510		18,345		$ 18,745
Account balances and future policy benefit reserves				762,986		691,011		578,120
Unearned premiums				1,571		1,518		1,559
Policy and contract claims				4,157		2,787		1,528
Net premium and policy fees				68,870		61,716		50,733
Interest and similar income, net				27,387		28,859		29,635
Net benefits				87,099		145,472		(40,445)
Net change in deferred sales inducements	[1]			412		(1,579)		2,342
Net change in deferred acquisition costs		$ (439)	$ (1,067)	(8,165)	[2]	(15,064)	[2]	(6,163)	[2]
Other operating expenses				41,792		39,789		35,519
Annuity
Supplementary Insurance Information, by Segment [Line Items]
Deferred acquisition costs				131,754		115,271		100,897
Deferred sales inducements				21,148		19,510		18,345
Account balances and future policy benefit reserves				738,333		670,265		561,358
Net premium and policy fees				65,603		58,728		47,281
Interest and similar income, net				25,378		27,293		28,562
Net benefits				81,285		140,536		(44,376)
Net change in deferred sales inducements	[1]			412		(1,579)		2,342
Net change in deferred acquisition costs	[2]			(8,687)		(15,088)		(6,440)
Other operating expenses				41,145		38,886		34,595
Other Investments
Supplementary Insurance Information, by Segment [Line Items]
Deferred acquisition costs				2,620		3,048		3,105
Account balances and future policy benefit reserves				24,653		20,746		16,762
Unearned premiums				1,571		1,518		1,559
Policy and contract claims				4,157		2,787		1,528
Net premium and policy fees				3,267		2,988		3,452
Interest and similar income, net				2,009		1,566		1,073
Net benefits				5,814		4,936		3,931
Net change in deferred acquisition costs	[2]			522		24		277
Other operating expenses				$ 647		$ 903		$ 924

[1]	See note 8 for aggregate gross amortization of deferred sales inducements.
[2]	See note 7 for aggregate gross amortization of deferred acquisition costs.